Employee benefit plans - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Pension plans, postretirement and other employee benefits [Line items]
Number of years required for payment	2 years
Excess percentage of the greater of the projected benefit obligation or the fair value of plan assets	10.00%
Average remaining service period of active participants	14 years
Accumulated benefit obligation	¥ 295,810	¥ 303,523
Fair value of plan assets	234,747	225,744	¥ 232,885
Contributions to the defined contribution pension plans	6,478	3,585	3,614
Contributions to overseas defined contribution pension plans	8,035	8,497	9,293
Health care benefit cost	9,463	9,308	9,828
Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	21,047	23,464
Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	133,158	130,799
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	69,719	65,081	¥ 54,383
Amount of unrealized profit (loss) of Level 3 assets	¥ (14,150)	7,665
Equities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Plan assets of domestic plans investments	15.00%
Debt securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Plan assets of domestic plans investments	44.00%
Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Plan assets of domestic plans investments	25.00%
Life insurance company general accounts [Member] | Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Life insurance company general accounts [Member] | Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	72,106	66,363
Life insurance company general accounts [Member] | Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Other investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Plan assets of domestic plans investments	16.00%
Other investments [Member] | Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Other investments [Member] | Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	35,857	40,508
Other investments [Member] | Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Non-Japanese entities' plans [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	39,572	37,703
Non-Japanese entities' plans [Member] | Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	1,543	1,766
Non-Japanese entities' plans [Member] | Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	2,192	1,522
Non-Japanese entities' plans [Member] | Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	39,572	37,703
Amount of unrealized profit (loss) of Level 3 assets	(2,039)	2,509
Overseas Subsidiaries [Member]
Pension plans, postretirement and other employee benefits [Line items]
Recognized asset for pension benefits	¥ 8,912	¥ 13,949